Statements of Shareholders' Deficit (USD $)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011	$ (1,895,852)	$ 15,250	$ 7,822,767	$ (9,733,869)
Beginning Balance (shares) at Dec. 31, 2011		1,524,991
Issuance of warrants	2,001,808		2,001,808
Stock compensation expense	311,211		311,211
Net loss	(12,902,175)			(12,902,175)
Balance at Dec. 31, 2012	(12,485,008)	15,250	10,135,786	(22,636,044)
Balance (shares) at Dec. 31, 2012		1,524,991
Issuance of shares (in shares)		284,000
Conversion of debt and accrued interest into shares	6,757,876
Conversion of debt into shares (in shares)	1,854,638
Stock compensation expense	622,401
Net loss	(11,225,224)
Balance at Sep. 30, 2013
Beginning Balance at Dec. 31, 2012	(12,485,008)	15,250	10,135,786	(22,636,044)
Beginning Balance (shares) at Dec. 31, 2012		1,524,991
Issuance of common stock, net of costs	1,197,550	3,190	1,194,360
Issuance of shares (in shares)		319,000
Exercise of stock options	24,000	300	23,700
Exercise of stock options, Shares	30,000	30,000
Conversion of debt and accrued interest into shares	11,063,817	27,660	11,036,157
Conversion of debt into shares (in shares)		2,765,953
Inducement to convert debt	674,414	1,686	672,728
Inducement to convert debt, Shares		168,604
Inducement to convert warrants	681,189	3,898	677,291
Inducement to convert warrants, Shares		389,790
Share price/ conversion adjustment	1,710,475	4,276	1,706,199
Share price/ conversion adjustment, Shares		427,619
Issuance of warrants	465,625		465,625
Stock compensation expense	700,715		700,715
Net loss	(13,965,019)			(13,965,019)
Balance at Dec. 31, 2013 (Values Previously Reported)	(9,932,242)	56,260	26,612,561
Balance at Dec. 31, 2013	(9,932,242)	563	26,668,258	(36,601,063)
Balance (shares) at Dec. 31, 2013		5,625,957
Issuance of common stock, net of costs	5,529,566	450	5,529,116
Issuance of shares (in shares)		4,500,000
Conversion of debt and accrued interest into shares	7,288,025
Stock compensation expense	151,574
Net loss	(12,276,234)
Balance at Sep. 30, 2014	$ (3,441,438)	$ 1,702	$ 45,434,096
Balance (shares) at Sep. 30, 2014		17,021,893